First Trust High Income Strategic Focus ETF Investment Strategy - First Trust High Income Strategic Focus ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds (“Underlying ETFs”) that is designed to follow the High Income Model (the “High Income Model”) developed by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund, through its investments in the Underlying ETFs comprising the High Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First Trust. However, the Fund may also invest in ETFs other than First Trust ETFs. The Advisor employs a dynamic approach in selecting the Underlying ETFs that are included in the High Income Model. In constructing the High Income Model, the Advisor uses a disciplined process for reviewing the macroeconomic outlook, policy drivers and asset level analysis that inform portfolio construction and ongoing risk management. The process begins with a robust, top-down review of macroeconomic factors including monetary and fiscal policies, growth forecasts, trade and tax policies, global market views and current market valuations. The process combines these factors with disciplined bottom-up asset level analysis including views on rates, duration, credit, currency and current asset valuations. The Advisor utilizes this process to evaluate the relative attractiveness of the various fixed-income asset classes in an attempt to best position the Fund to take advantage of market trends and investment opportunities. The High Income Model is also designed to allow the Advisor to adjust portfolio risk for the Model on an ongoing basis, consistent with the Fund’s investment objective to seek risk-adjusted income. The Fund may invest in Underlying ETFs that invest principally in the following asset classes: ●U.S. government securities (securities issued or guaranteed by the U.S. government, its agencies or instrumentalities); ●Corporate bonds issued by investment-grade U.S. issuers; ●Corporate bonds issued by non-investment-grade issuers (commonly referred to as “junk” bonds); ●Senior loans, including covenant-lite loans (which are generally structured with floating rates of interest); ●Securitized debt securities (including asset-backed securities and residential- and commercial-mortgaged backed securities including securities issued non-governmental issuers, known as “non-agency securities”); ●Bonds issued by issuers located outside of the United States, including issuers located in emerging market countries, including bonds issued by sovereign and quasi-sovereign entities (such bonds may be denominated in currencies other than U.S. dollars); and ●Hybrid capital securities (securities with unique characteristics such as preferred securities, convertible securities and contingent convertible securities). The High Income Model, and therefore the Fund, is actively-managed and is designed to be responsive to market conditions. Therefore the Fund may engage in frequent trading. However, the High Income Model, and therefore the Fund's portfolio, is constructed subject to certain exposure limits. Through its investments in the Underlying ETFs, the Advisor will seek to position the Fund's portfolio to have no more than 60% exposure to U.S. high-yield securities (consisting of U.S. high-yield corporate bonds and U.S. high-yield senior loans); no more than 30% exposure to debt securities issued by non-U.S. issuers (including issuers located in emerging market countries); no more than 20% exposure to debt securities issued by emerging market issuers; no more than 20% exposure to preferred securities; and no more than 10% exposure to convertible bonds. In determining whether a security is classified as non-investment-grade, the Advisor considers the lowest rating provided by the "big three" credit rating agencies. The Underlying ETFs may also invest in companies with various market capitalizations, defaulted securities, restricted securities, when-issued securities, to-be-announced securities and delayed delivery securities and may utilize repurchase agreements. The Fund will not utilize derivatives but may invest in Underlying ETFs that utilize derivatives for various purposes, such as hedging some of the risks associated with its portfolio, as a substitute for a position in an underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of its investments to more closely approximate those of the markets in which it invests), to manage cash flows or to preserve capital.